UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001


Check here if Amendment (X); Amendment Number: 1

This Amendment (Check only one.) :       (X)  is a restatement.
                                         ( )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner     West Conshohocken, PA         10/02/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )        13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(    )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:              5

Form 13F Information Table Entry Total:       124

Form 13F Information Table Value Total:    $46,081.47
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:   Item 4:            Item 5:      Item 6:              Item 7:              Item 8:
------                 ------    ------   -------             ------       ------               ------               -------
                       Title                                               Investment                                Voting
                                          Fair Market         Shares or    Discretion                               Authority
Name Of Issuer         of       CUSIP       Value             Principal   (a)  (b)    (c)       Managers        (a)   (b)   (c)
                      Class                  Amt.             Amt.       Sole  Shared  Shared                  Sole  Shared  None
                                                                                       Other

Actuate Corp.          COM       00508B102   $121,210.00    23,000.00            X                                     X
Agil Software Corp.    COM       00846X105    $92,988.00     5,400.00            X                                     X
Arena
 Pharmaceuticals, Inc. COM       040047102   $436,689.00    36,300.00            X                                     X
Art Technology
  Group Inc.           COM       04289L107   $617,526.00   177,450.00            X                                     X
ArthoCare Corp.        COM       043136100   $518,177.00    28,900.00            X                                     X
Biosite
 Diagnostics Inc.      COM       090945106   $141,449.00     7,700.00            X                                     X
Brancote Holdings plc  COM       990120081   $192,294.72   105,700.00            X                                     X
Centra Software, Inc.  COM       15234X103    $39,200.00     4,900.00            X                                     X
ClickAction, Inc.      COM       18681E107   $ 39,116.00    50,800.00            X                                     X
ClickAction, Inc.      PREFERRED 18681E990     $3,465.00     6,000.00            X                                     X
ClickAction, Inc.      WARRANT   18681E9W9         $0.00       600.00            X                                     X
Conductus, Inc.        COM       206784100   $253,707.09    92,933.00            X                                     X
Conductus, Inc.        WARRANT   206784993       $600.00    20,000.00            X                                     X
Corner Bay Minerals,
  Inc.                 COM       992205039    $64,128.42    34,700.00            X                                     X
Cysive Inc.            COM       23281T108    $18,265.00     6,500.00            X                                     X
DB Group Ltd.          COM       996555587   $964,382.40   400,000.00            X                                     X
Dyax Corp.             COM       26746E103    $39,492.00     3,600.00            X                                     X
E-LOAN, Inc.           COM       26861P107   $267,720.00   145,500.00            X                                     X
eXcelon Corp.          COM       300691102   $261,407.37   223,425.11            X                                     X
Exponent, Inc.         COM       30214U102   $629,760.00    51,200.00            X                                     X
Geerlings &
 Wade, Inc.            COM       368473104    $52,535.00    55,300.00            X                                     X
Genencor
 International Inc.    COM       368709101   $590,520.00    37,000.00            X                                     X
Hain Celestial
 Group, Inc.           COM       405217100    $27,460.00     1,000.00            X                                     X
HPD Exploration        COM       990304941     $4,584.51    60,000.00            X                                     X
IBT Repurchase
 Agreement             REPO      REPO009X1   $927,290.64   927,290.64            X                                     X
IntelliCorp Inc.       COM       458153103       $810.00     3,000.00            X                                     X
iPrint.Com, Inc.       COM       462628108    $24,904.00   113,200.00            X                                     X
Kana Software, Inc.    COM       483600300    $55,461.00     2,850.00            X                                     X
Keynote Systems Inc.   COM       493308100   $116,875.00    12,500.00            X                                     X
Navidec, Inc.          COM       63934Q101    $33,560.00    83,900.00            X                                     X
Niku Corp.             COM       654113109    $60,636.00    37,200.00            X                                     X
North American
 Palladium Ltd.        COM       656912102   $198,803.00    34,100.00            X                                     X
North American
 Scientific Corp.      COM       65715D100    $50,920.00     3,800.00            X                                     X
Pacific Rim
  Mining Private       COM       694915794     $5,097.88    35,000.00            X                                     X
Pacific Rim
 Mining Warants        WARRANT   6949159A9         $0.17    17,500.00            X                                     X
Patina Oil & Gas Corp. COM       703224105   $162,250.00     5,900.00            X                                     X
PetroQuest Energy Inc. COM       716748108   $147,364.00    27,700.00            X                                     X
PharmChem
 Laboratories, Inc.    COM       717133102   $255,740.00   269,200.00            X                                     X
Preview Systems, Inc.  COM       741379101    $10,354.00    66,800.00            X                                     X
Quicksilver
  Resources Inc.       COM       74837R104   $177,165.00     9,300.00            X                                     X
RehabCare Group Inc.   COM       759148109    $76,960.00     2,600.00            X                                     X
Restoration Hardware
  Inc.                 COM       760981100    $26,820.00     3,000.00            X                                     X
Secure Computing Corp. COM       813705100    $10,275.00       500.00            X                                     X
SeeBeyond
  Technology Corp.     COM       815704101   $448,140.00    46,200.00            X                                     X
Selectica Inc.         COM       816288104   $208,120.00    34,400.00            X                                     X
Strategic
 Diagnostics, Inc.     COM       862700101    $56,800.00     8,000.00            X                                     X
The Pep Boys - Manny,
 Moe & Jack            COM       713278109   $732,305.00    42,700.00            X                                     X
Titan
 Pharmaceuticals, Inc. COM       888314101    $60,822.00     6,200.00            X                                     X
Tumbleweed
 Communications Corp.  COM       899690101 $1,403,622.00   236,300.00            X                                     X
UCBH Holdings, Inc.    COM       90262T308   $139,356.00     4,900.00            X                                     X
Ultra Petroleum Corp.  COM       903914109    $74,907.00    12,300.00            X                                     X
Unify Corp.            COM       904743101    $21,632.00    83,200.00            X                                     X
ValiCert Inc.          COM       91915q105   $244,470.00    84,300.00            X                                     X
Vicinity Corp.         COM       925653107   $120,365.00    66,500.00            X                                     X
W-H Energy Services,
 Inc.                  COM       92925E108   $102,870.00     5,400.00            X                                     X
Websense Inc.          COM       947684106   $404,082.00    12,600.00            X                                     X
Adobe Systems, Inc.    COM       00724F101    $82,800.00    46,000.00            X                                     X
American International
 Group, Inc.           COM       026874107   $184,800.00     7,000.00            X                                     X
Amgen, Inc.            COM       031162100   $434,500.00     5,500.00            X                                     X
Anadarko Petroleum
 Corp.                 COM       032511107   $209,190.00     9,500.00            X                                     X
Analog Devices, Inc.   COM       032654105   $121,103.00    34,700.00            X                                     X
AOL Time Warner Inc.   COM       00184A105   $873,840.00    26,400.00            X                                     X
Automatic Data
 Processing, Inc.      COM       053015103   $155,870.00     6,500.00            X                                     X
Baxter International,
 Inc.                  COM       071813109   $530,687.00     9,700.00            X                                     X
Best Buy Co., Inc.     COM       086516101   $897,000.00    11,500.00            X                                     X
Brocade Communications
 Systems, Inc.         COM       111621108 $1,351,480.00    23,000.00            X                                     X
Cardinal Health, Inc.  COM       14149Y108   $721,200.00    15,000.00            X                                     X
Check Point Software
 Technologies Ltd.     COM       M22465104   $125,640.00     3,000.00            X                                     X
CIENA Corp.            COM       171779101    $70,560.00     1,500.00            X                                     X
Cisco Systems, Inc.    COM       17275R102   $550,500.00    10,000.00            X                                     X
Citigroup, Inc.        COM       172967101   $204,525.00     4,500.00            X                                     X
Colgate-Palmolive Co.  COM       194162103   $271,350.00     8,100.00            X                                     X
Concord EFS Inc.       COM       206197105   $766,728.00    13,800.00            X                                     X
Dell Computer Corp.    COM       247025109   $116,449.00     8,300.00            X                                     X
Elan Corp. plc - ADR   COM       284131208   $344,431.00    15,100.00            X                                     X
Electronic Data
 Systems Corp.         COM       285661104   $277,312.50     3,750.00            X                                     X
Eli Lilly & Co.        COM       532457108   $164,640.00    16,000.00            X                                     X
EMC Corp.              COM       268648102   $764,904.00    62,800.00            X                                     X
Fifth Third Bancorp.   COM       316773100   $603,450.00    14,900.00            X                                     X
First Data Corp.       COM       319963104   $506,775.00     8,700.00            X                                     X
General Electric Co.   COM       369604103   $268,685.00    14,500.00            X                                     X
Genzyme Corp.          COM       372917104   $293,750.00    25,000.00            X                                     X
Harley-Davidson        COM       412822108   $460,275.00     9,500.00            X                                     X
Home Depot, Inc.       COM       437076102   $547,010.00     9,500.00            X                                     X
Human Genome Sciences  COM       444903108   $381,220.00    14,000.00            X                                     X
IBT Repurchase
 Agreement             REPO      REPO009X1   $399,620.00     6,500.00            X                                     X
Intel Corp.            COM       458140100   $186,432.00     3,200.00            X                                     X
International Business
 Machines Corp.        COM       459200101 $2,135,280.00    57,400.00            X                                     X
JDS Uniphase Corp.     COM       46612J101   $201,283.00    15,100.00            X                                     X
Johnson & Johnson      COM       478160104   $454,200.00    10,000.00            X                                     X
Kohl's Corp.           COM       500255104   $259,200.00     6,400.00            X                                     X
Kraft Foods Inc.       COM       50075N104   $824,955.00    21,500.00            X                                     X
Liberty Media Corp.,
  Class A              COM       530718105   $138,645.00     4,500.00            X                                     X
Linear Technology Corp.COM       535678106 $1,240,983.07 1,240,983.07            X                                     X
Lockheed Martin Corp.  COM       539830109   $734,040.00    36,000.00            X                                     X
Lowe's, Inc.           COM       548661107   $932,230.00    10,100.00            X                                     X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $228,784.00    36,200.00            X                                     X
Medtronic, Inc.        COM       585055106   $278,400.00     5,800.00            X                                     X
Merck & Company, Inc.  COM       589331107   $223,405.00     6,500.00            X                                     X
Microsoft Corp.        COM       594918104   $501,650.00    39,500.00            X                                     X
Nextel Communications
 Inc., Class A         COM       65332V103   $774,720.00     9,600.00            X                                     X
Nokia Corp.-ADR        COM       654902204   $393,600.00    12,000.00            X                                     X
NVIDIA                 COM       67066G104   $269,025.00     8,500.00            X                                     X
Oracle Corp.           COM       68389X105   $435,150.00     4,500.00            X                                     X
PeopleSoft Inc.        COM       712713106   $213,780.00     6,000.00            X                                     X
PepsiCo, Inc.          COM       713448108   $913,500.00    21,000.00            X                                     X
Pfizer, Inc.           COM       717081103   $692,640.00    10,400.00            X                                     X
Procter & Gamble Co.   COM       742718109   $406,000.00    10,000.00            X                                     X
Qualcomm Inc.          COM       747525103 $1,693,727.00    33,100.00            X                                     X
RF Micro Devices Inc.  COM       749941100   $386,555.00    24,700.00            X                                     X
Sprint Corp. (PCS
 Group)                COM       852061506   $128,520.00     4,500.00            X                                     X
Sun Microsystems, Inc. COM       866810104    $82,410.00     3,000.00            X                                     X
Sysco Corp.            COM       871829107   $187,442.00    14,900.00            X                                     X
Target Corp.           COM       87612E106    $81,180.00     4,500.00            X                                     X
The Goldman Sachs
 Group, Inc.           COM       38141G104   $771,150.00    15,900.00            X                                     X
Tyco International Ltd.COM       902124106 $1,828,560.00    45,600.00            X                                     X
UnitedHealth
 Group, Inc.           COM       91324P102   $309,010.00     6,500.00            X                                     X
VeriSign, Inc.         COM       92343E102    $91,410.00     5,500.00            X                                     X
Veritas Software Corp. COM       923436109    $27,321.00     2,100.00            X                                     X
Viacom, Inc. Class B   COM       925524308   $192,691.00    23,300.00            X                                     X
Vodafone Group plc SP
- ADR                  COM       92857W100   $255,400.00    10,000.00            X                                     X
Walgreen Co.           COM       931422109 $1,079,840.00    34,000.00            X                                     X

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